Net Income Attributable to Komatsu Ltd. per Share (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen
	2013	2012	2011
Net income attributable to Komatsu Ltd.	¥126,321	¥167,041	¥150,752

	Number of shares
	2013	2012	2011
Weighted average common shares outstanding, less treasury stock	952,376,139	962,919,074	967,803,446
Dilutive effect of:
Stock options	902,065	857,871	671,477

Weighted average diluted common shares outstanding	953,278,204	963,776,945	968,474,923

	Yen
	2013	2012	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥132.64	¥173.47	¥155.77

Diluted	132.51	173.32	155.66